Document and Entity Information Document	Apr. 12, 2021
Cover [Abstract]
Entity Address, City or Town	Atlanta
Document Type	8-K
Document Period End Date	Apr. 12, 2021
Entity Registrant Name	FEDERAL HOME LOAN BANK OF ATLANTA
Entity Tax Identification Number	56-6000442
Soliciting Material	false
Entity Central Index Key	0001331465
Entity Address, Address Line One	1475 Peachtree Street, NE
Entity Address, State or Province	GA
Entity Incorporation, State or Country Code	X1
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Written Communications	false
Amendment Flag	false
Entity Address, Postal Zip Code	30309
Local Phone Number	888-8000
Entity File Number	001-51845
City Area Code	404